Notes 3 - Discontinued Operations - Schedule of Change From Disposal of Subsidiary (Details) - USD ($) $ in Thousands		2 Months Ended	12 Months Ended
	Aug. 14, 2024	Aug. 31, 2024	Jun. 30, 2024	Aug. 31, 2025
Wealth Management Business [Member] | Discontinued Operations [Member]
Disposal Group, Including Discontinued Operation, Consideration	$ 0
Less: Net assets disposed of	(134)
(Loss)/ gain from disposal of subsidiaries	(134)
Asset Management Business [Member] | Discontinued Operations [Member]
Disposal Group, Including Discontinued Operation, Consideration	641
Less: Net assets disposed of	(369)
(Loss)/ gain from disposal of subsidiaries	272
Overseas Wealth and Asset Management Businesses [Member]
Less: Net assets disposed of			$ (1,873)	$ (1,177)
(Loss)/ gain from disposal of subsidiaries		$ 138	$ 0
Overseas Wealth and Asset Management Businesses [Member] | Discontinued Operations [Member]
Disposal Group, Including Discontinued Operation, Consideration	641
Less: Net assets disposed of	(503)
(Loss)/ gain from disposal of subsidiaries	$ 138